Unaudited Pro Forma Results of Operations (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Predecessor [Member]
Business Acquisition [Line Items]
Revenue	$ 159.1	$ 130.8
Income (loss) from continuing operations	$ 8.8	$ (1.5)